Reporting Entity - Summary of Consolidated Subsidiaries (Detail) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 PLN (zł)
Disclosure of subsidiaries [line items]
Fiscal year end		--12-31
Date of incorporation	[1]	Jul. 11, 2018
Capital stocks | ₩		₩ 1,789,079		₩ 1,789,079
LG Display America, Inc. [member]
Disclosure of subsidiaries [line items]
Location		San Jose, U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Sep. 24, 1999
Business		Sell display products
Capital stocks | $					$ 411.0
LG Display Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Tokyo, Japan
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Oct. 12, 1999
Business		Sell display products
Capital stocks						¥ 95
LG Display Germany GmbH [member]
Disclosure of subsidiaries [line items]
Location		Eschborn, Germany
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Nov. 05, 1999
Business		Sell display products
Capital stocks | €									€ 1
LG Display Taiwan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Taipei, Taiwan
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Apr. 12, 1999
Business		Sell display products
Capital stocks | $								$ 116
LG Display Nanjing Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Nanjing, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jul. 15, 2002
Business		Manufacture display products
Capital stocks							¥ 3,020.0
LG Display Shanghai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Shanghai, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jan. 16, 2003
Business		Sell display products
Capital stocks							4.0
LG Display Poland Sp. z o.o. [member]
Disclosure of subsidiaries [line items]
Location	[2]	Wroclaw, Poland
Percentage of ownership	[2]	100.00%
Fiscal year end	[2]	--12-31
Date of incorporation	[2]	Sep. 06, 2005
Business	[2]	Manufacture display products
Capital stocks | zł	[2]									zł 511
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jun. 30, 2006
Business		Manufacture display products
Capital stocks							1,655.0
LG Display Shenzhen Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Shenzhen, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Aug. 28, 2007
Business		Sell display products
Capital stocks							4.0
LG Display Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Singapore
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jan. 12, 2009
Business		Sell display products
Capital stocks | $					1.1
L&T Display Technology (Fujian) Limited [member]
Disclosure of subsidiaries [line items]
Location		Fujian, China
Percentage of ownership		51.00%
Fiscal year end		--12-31
Date of incorporation		Jan. 05, 2010
Business		Manufacture and sell LCD module and LCD monitor sets
Capital stocks							116.0
LG Display Yantai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Yantai, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Apr. 19, 2010
Business		Manufacture display products
Capital stocks							1,008.0
Nanumnuri Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Gumi, South Korea
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Mar. 21, 2012
Business		Provide janitorial services
Capital stocks | ₩		₩ 800
LG Display (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		70.00%
Fiscal year end		--12-31
Date of incorporation		Dec. 10, 2012
Business		Manufacture and sell display products
Capital stocks							8,232.0
Unified Innovative Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location		Wilmington, U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Mar. 12, 2014
Business		Manage intellectual property
Capital stocks | $					9.0
LG Display Guangzhou Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Apr. 28, 2015
Business		Sell display products
Capital stocks							1.2
Global OLED Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location		Sterling, U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Dec. 18, 2009
Business		Manage OLED intellectual property
Capital stocks | $					138.0
LG Display Vietnam Haiphong Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	[3]	Haiphong Vietnam
Percentage of ownership	[3]	100.00%
Fiscal year end	[3]	--12-31
Date of incorporation	[3]	May 05, 2016
Business	[3]	Manufacture display products
Capital stocks | $	[3]				600.0
Suzhou Lehui Display Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Suzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jul. 01, 2016
Business		Manufacture and sell LCD module and LCD monitor sets
Capital stocks							637.0
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Location	[4]	Wilmington, U.S.A.
Percentage of ownership	[4]	100.00%
Fiscal year end	[4]	--12-31
Date of incorporation	[4]	May 01, 2018
Business	[4]	Invest in venture business and obtain technologies
Capital stocks | $	[4]				$ 6.0
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	[1]	Guangzhou, China
Percentage of ownership		75.00%	[1]	69.00%
Fiscal year end	[1]	--12-31
Business	[1]	Manufacture and sell display products
Capital stocks	[1]						¥ 14,570.0
Money market trust [member]
Disclosure of subsidiaries [line items]
Location		Seoul, South Korea
Percentage of ownership		100.00%
Fiscal year end		--12-31
Business		Money market trust
Capital stocks | ₩		₩ 34,700

[1]	For the year ended December 31, 2019, the Controlling Company contributed W1,045,393 million in cash for the capital increase of LG Display High-Tech (China) Co., Ltd. (“LGDCO”). Meanwhile, additional contribution from LG Display Guangzhou Co., Ltd. and non-controlling interest amounted to W32,329 million and W276,396 million, respectively. The Group’s ownership percentage in LGDCO increased from 69% to 75% as a result of these additional investments.
[2]	On July 1, 2019, LG Display Poland Sp. z o.o. commenced the liquidation process.
[3]	For the year ended December 31, 2019, the Controlling Company contributed W342,680 million in cash for the capital increase of LG Display Vietnam Haiphong Co., Ltd. (“LGDVN”).
[4]	For the year ended December 31, 2019, the Controlling Company contributed W4,073 million in cash for the capital increase of LG DISPLAY FUND I LLC.